Total
Adler Value Fund [Member] | ADLER VALUE FUND
Risk/Return Summary
INVESTMENT OBJECTIVE
The Adler Value Fund (the “Fund”) seeks to achieve long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adler Value Fund [Member] ADLER VALUE FUND Institutional Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Adler Value Fund [Member] ADLER VALUE FUND Institutional Class
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	5.15%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	6.23%
Fee Reductions and/or Expense Reimbursements	(4.90%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	1.33%
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	Adler Asset Management, LLC (the “Adviser”) has contractually agreed, until December 1, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the average daily net assets of the Fund’s Institutional Class Shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Adler Value Fund [Member] | ADLER VALUE FUND | Institutional Class | USD ($)	135	1,411	2,656	5,636

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in equity securities of U.S. and non-U.S. issuers, including common stocks, depositary receipts evidencing ownership of common stocks issued by a foreign issuer (“ADRs”), preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of companies (e.g., rights, warrants, and options) the Adviser believes are undervalued by the equity market based on the Adviser’s assessment of the company. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap and small-cap companies. The Fund may also invest in listed call options on stocks it holds in its portfolio.

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where, in the opinion of the Adviser, catalysts exist to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers. The Adviser maintains a watch list of companies, and reviews each company’s financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company’s management and board of directors. The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser’s watch list, and a company may be added to the Fund’s portfolio following a precipitating event. When added to the Fund’s portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high at time of purchase. The Adviser’s contrarian approach, which includes buying what it believes are fundamentally sound companies that are out-of-favor with the market, is agnostic to industry, sector and market capitalization categorization, and typically involves the securities of fewer than thirty issuers. The Fund may, at times, be more heavily invested in certain sectors. The Adviser may purchase call options on securities in the Fund’s portfolio when the Adviser believes that this will allow it to increase the Fund’s position size in that security at a lower cost.

The Adviser will sell a portfolio holding when the Adviser has determined the holding has realized the catalysts previously identified, or the Adviser has identified a more attractive investment. The Adviser will also sell a portfolio holding that does not meet the Adviser’s expectations.

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

When the Fund receives new investor subscriptions or cash flows, the Fund may hold the assets in cash and cash equivalents until such time as the Adviser can efficiently deploy the cash in accordance with the Fund’s stated focused-value investment strategy.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund’s Institutional Class. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-408-4682 or by visiting the Fund’s website at www.adlervaluefund.com.

Calender Year Returns*
[1]	The Fund’s year-to-date return through June 30, 2024 was 2.44%.

  Quarterly Returns During This Time Period
Highest	25.91%	June 30, 2020
Lowest	(30.08%)	March 31, 2020

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - Adler Value Fund [Member] - ADLER VALUE FUND		Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class		Return Before Taxes	5.32%	9.03%	7.76%	Aug. 18, 2018
Institutional Class | After Taxes on Distributions			4.81%	7.84%	6.66%
Institutional Class | After Taxes on Distributions and Sales			3.15%	6.83%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1]		26.29%	15.69%	12.04%
S&P 500® Value Index	[1]		22.23%	14.11%	10.71%
[1]	Prior to June 13, 2024, the S&P 500® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the S&P 500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P 500® Value Index is now the Fund’s secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Adler Value Fund [Member] | ADLER VALUE FUND | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

Adler Value Fund [Member] | ADLER VALUE FUND | Active Management Risk [Member]

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to achieve its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Adler Value Fund [Member] | ADLER VALUE FUND | American Depository Receipt Risk [Member]

American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Adler Value Fund [Member] | ADLER VALUE FUND | Convertible Securities Risk [Member]

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Adler Value Fund [Member] | ADLER VALUE FUND | Equity Securities Risk [Member]

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Adler Value Fund [Member] | ADLER VALUE FUND | Issuer Risk [Member]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Adler Value Fund [Member] | ADLER VALUE FUND | Focused Portfolio And Non Diversification Risk [Member]

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and therefore a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Adler Value Fund [Member] | ADLER VALUE FUND | Foreign Securities Risk [Member]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Adler Value Fund [Member] | ADLER VALUE FUND | Options Risk [Member]

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Adler Value Fund [Member] | ADLER VALUE FUND | Preferred Stock Risk [Member]

Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Adler Value Fund [Member] | ADLER VALUE FUND | Sector Risk [Member]

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of May 31, 2024, 44.2% and 12.8% of the Fund’s net assets were invested in stocks within the financials sector and healthcare sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Adler Value Fund [Member] | ADLER VALUE FUND | Stock Market Risk [Member]

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Adler Value Fund [Member] | ADLER VALUE FUND | Value Investing Risk [Member]

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Adler Value Fund [Member] | ADLER VALUE FUND | Warrants And Rights Risk [Member]

Warrants and Rights Risk. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Evolutionary Tree Innovators Fund (the “Fund”) seeks to achieve long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell A Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation, such as brokerage commissions and other fees to financial intermediaries for transactions, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 25 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Evolutionary Tree Innovators Fund I Class A Shares [Member] EVOLUTIONARY TREE INNOVATORS FUND EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load)	1.00%	[1]
[1]	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Evolutionary Tree Innovators Fund I Class A Shares [Member] EVOLUTIONARY TREE INNOVATORS FUND EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.69%
Total Annual Fund Operating Expenses	2.74%
Fee Reductions and/or Expense Reimbursements	(1.52%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	1.22%
[1]	Evolutionary Tree Capital Management, LLC (the “Adviser”) has contractually agreed, until October 31, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of A Class shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.22% of the average A Class Shares’ daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and/or expense reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | USD ($)	692	1,240	1,814	3,364

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in 25-35 growth-oriented equity securities, including domestic securities and foreign securities trading as American Depository Receipts (“ADRs”). The Fund’s portfolio will be non-diversified.

These equities will be primarily of large and medium companies with market capitalizations generally greater than $20 billion (“Large Cap”) and/or greater than $2 billion (“Mid-Cap”) at the time of purchase, but may include market capitalizations below $2 billion (“Small-Cap”) to a lesser extent.

ADRs of foreign companies may comprise up to 15% of the Fund’s net assets. However, ADRs of companies that have designated one of their primary headquarters as being located in the United States (“U.S.”) will be treated as domestic securities for the purposes of this limit.

The Adviser selects leading innovative businesses that benefit from various types of innovation, including new products, new services, and innovative business models, for inclusion in the Fund’s portfolio. In addition to contributing to sustaining growth for leading innovative businesses, new innovations may also enable leading innovators to take market share, create competitive advantage relative to competitors, and/or enhance profitability over time. Taken together, the Adviser believes that innovation is a fundamental root cause and driver of sustainable growth. The Adviser uses differentiated investment criteria and processes to evaluate and select holdings for the Fund. Holdings are generally sold from the Fund if there is material deterioration in the business relative to the eight criteria that the Adviser believes is not temporary or fixable, or another opportunity with a stronger fit relative to our investment criteria causes forced displacement.

While the Fund will not deliberately focus its investments in any one sector, the Adviser’s focus on innovative businesses and innovation may tend to favor certain sectors over others. Therefore, the Fund’s portfolio from time to time may be comprised of 15% in one or more in Sectors such as Technology, Consumer Discretionary and Healthcare.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. The bar chart and table show the performance of the A Class shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower. Updated performance information, current through the most recent month end, is available by calling 1-833-517-1010 or by visiting the Fund’s website at https://mutualfund.evolutionarytree.com.

Calendar Year Returns – A Class Shares*
[1]	The Fund’s year-to-date return through June 30, 2023 was 38.82%.

Best Quarter	Worst Quarter
15.98%	(4.81%)
(12/31/2023)	(9/30/2023)

Average Annual Total Returns For Year/Period Ended December 31, 2023 – A Class
Average Annual Total Returns - Evolutionary Tree Innovators Fund I Class A Shares [Member] - EVOLUTIONARY TREE INNOVATORS FUND	Label	1 Year	Since Inception	Inception Date
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES	Fund Returns Before Taxes	30.80%	(6.29%)	Feb. 02, 2022
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | After Taxes on Distributions		30.80%	(6.28%)
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | After Taxes on Distributions and Sales		18.23%	(4.76%)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.29%	6.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Active Management Risk [Member]
Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.
Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Equity Securities Risk [Member]

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Issuer Risk [Member]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Sector Risk [Member]

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sectors.

●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Stock Market Risk [Member]

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Growth Investing Risk [Member]

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Investment Style And Management Risk [Member]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Evolutionary Tree Innovators Fund I Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Non Diversified Status Risk [Member]

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Evolutionary Tree Innovators Fund (the “Fund”) seeks to achieve long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell I shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Evolutionary Tree Innovators Fund I Class I Shares [Member] EVOLUTIONARY TREE INNOVATORS FUND EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Evolutionary Tree Innovators Fund I Class I Shares [Member] EVOLUTIONARY TREE INNOVATORS FUND EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.97%
Total Annual Fund Operating Expenses	1.77%
Fee Reductions and/or Expense Reimbursements	(0.80%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	0.97%
[1]	Evolutionary Tree Capital Management, LLC (the “Adviser”) has contractually agreed, until October 31, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of I Class shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.97% of the average Fund’s daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and/or expense reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | USD ($)	99	479	884	2,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in 25-35 growth-oriented equity securities, including domestic securities and foreign securities trading as American Depository Receipts (“ADRs”). The Fund’s portfolio will be non-diversified.

These equities will be primarily of large and medium companies with market capitalizations generally greater than $20 billion (“Large Cap”) and/or greater than $2 billion (“Mid-Cap”) at the time of purchase, but may include market capitalizations below $2 billion (“Small-Cap”) to a lesser extent.

ADRs of foreign companies may comprise up to 15% of the Fund’s net assets. However, ADRs of companies that have designated one of their primary headquarters as being located in the United States (“U.S.”) will be treated as domestic securities for the purposes of this limit.

The Adviser selects leading innovative businesses that benefit from various types of innovation, including new products, new services, and innovative business models, for inclusion in the Fund’s portfolio. In addition to contributing to sustaining growth for leading innovative businesses, new innovations may also enable leading innovators to take market share, create competitive advantage relative to competitors, and/or enhance profitability over time. Taken together, the Adviser believes that innovation is a fundamental root cause and driver of sustainable growth. The Adviser uses differentiated investment criteria and processes to evaluate and select holdings for the Fund. Holdings are generally sold from the Fund if there is material deterioration in the business relative to the eight criteria that the Adviser believes is not temporary or fixable, or another opportunity with a stronger fit relative to our investment criteria causes forced displacement.

While the Fund will not deliberately focus its investments in any one sector, the Adviser’s focus on innovative businesses and innovation may tend to favor certain sectors over others. Therefore, the Fund’s portfolio from time to time may be comprised of 15% or more in one or more sectors such as Technology, Consumer Discretionary and Healthcare.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. The bar chart and table show the performance of the I Class shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-833-517-1010 or by visiting the Fund’s website at https://.mutualfund.evolutionarytree.com.

Calendar Year Returns*
[1]	The Fund’s year-to-date return through June 30, 2024 was 7.99%.

Best Quarter	Worst Quarter
16.05%	(29.81%)
(12/31/2023)	(6/30/2022)

Average Annual Total Returns For Year/Period Ended December 31, 2023 – I Class
Average Annual Total Returns - Evolutionary Tree Innovators Fund I Class I Shares [Member] - EVOLUTIONARY TREE INNOVATORS FUND	Label	1 Year	Since Inception	Inception Date
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES	Fund Returns Before Taxes	39.13%	(3.45%)	Sep. 09, 2020
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | After Taxes on Distributions		39.13%	(3.80%)
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | After Taxes on Distributions and Sales		(23.16%)	(2.70%)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.29%	12.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Active Management Risk [Member]
Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.
Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Equity Securities Risk [Member]

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Issuer Risk [Member]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Sector Risk [Member]

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sectors.

●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Stock Market Risk [Member]

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Growth Investing Risk [Member]

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Investment Style And Management Risk [Member]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit, and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Evolutionary Tree Innovators Fund I Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Non Diversified Status Risk [Member]

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE

The Kempner Multi-Cap Deep Value Fund (the “Fund”) seeks to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Kempner Multi Cap Deep Value Fund [Member] - Kempner Multi-Cap Deep Value Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kempner Multi Cap Deep Value Fund [Member] - Kempner Multi-Cap Deep Value Fund		Investor Class	Institutional Class
Management Fees		0.59%	0.59%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.38%	0.38%
Total Annual Fund Operating Expenses	[1],[2]	1.22%	0.97%
[1]	Kempner Capital Management, Inc. (the “Adviser”) has contractually agreed, under an expense limitation agreement (the “Expense Limitation Agreement”), until December 1, 2025 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class Shares and Institutional Class Shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2025, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”) of the Ultimus Managers Trust (the “Trust”). The Expense Limitation Agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Kempner Multi Cap Deep Value Fund [Member] - Kempner Multi-Cap Deep Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	692	940	1,207	1,967
Institutional Class	668	866	1,080	1,696

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks but may also invest in other types of equity securities, such as real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), or other similar publicly traded securities (such as convertible preferred stocks and convertible debentures).

In seeking to achieve the Fund’s investment objective, Kempner Capital Management, Inc. (the “Adviser”) utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. Value investing generally refers to buying securities an investment adviser determines to be undervalued by the market; the Adviser’s deep value style screens for securities that are trading generally at no more than 20% above the security’s 52-week lowest price; further, each security pays or has declared dividends or other income at the time of purchase. The securities purchased are frequently deemed out of favor or underappreciated by the market, including institutional and individual investors, as determined by the Adviser, and thus provide the opportunity to purchase at prices significantly below their true value as determined by the Adviser. Next, the Adviser analyzes securities on an individual, bottom-up basis, to determine which securities it believes can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

The Adviser generally selects securities for the Fund’s portfolio based on individual stocks rather than on industries or industry groups. The Adviser screens a universe of stocks that meet the Adviser’s criteria for initial review to find companies which meet most of its investing criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple, price generally less than or equal to 20% above the 52-week low, and debt quality of at least investment grade. A dividend yield is required. The Adviser considers it unrealistic for it to be able to purchase a stock at its bottom; therefore, the Adviser establishes portfolio positions in a security by gradually purchasing the security at progressively lower prices, which results in a lower average price for the total position. The Adviser also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, the Adviser seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year and 10 year periods compare with those of a broad-based securities market index. The performance shown in the bar chart and the performance table for periods prior to April 28, 2017 represents the performance of the Fund’s predecessor, Frost Kempner Multi-Cap Deep Value Fund, a series of the Advisors’ Inner Circle Fund II (the “Predecessor Fund”), which reorganized into the Fund on that date. Prior to April 28, 2017, the Adviser served as the sub-adviser to the Predecessor Fund. How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-665-9778.

Institutional Class Shares – Annual Total Return Years Ended December 31*
[1]	The Fund’s year-to-date return through June 30, 2024 was 13.93%.

Quarterly Returns During This Period
Institutional Class
Highest Quarter	Lowest Quarter
21.43%	(29.33%)
12/31/2020	3/31/2020

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Kempner Multi Cap Deep Value Fund [Member] - Kempner Multi-Cap Deep Value Fund		Label	1 Year		5 Years		10 Years
Institutional Class		Return Before Taxes	14.82%		9.46%		5.84%
Institutional Class | After Taxes on Distributions			13.16%		7.67%		4.15%
Institutional Class | After Taxes on Distributions and Sales			9.45%		7.17%		4.22%
Investor Class		Return Before Taxes	14.44%		9.17%		5.59%
S&P 500® Value Index	[1]		22.23%		14.11%		10.01%
Lipper Multi-Cap Value Classification Return (reflects no deduction for fees, expenses or taxes)	[2]		14.84%	[1]	11.59%	[1]	7.72%
MSCI World Index Net USD	[1]		23.79%		12.80%		8.60%
[1]	Prior to June 13, 2024, the S&P 500® Value Index Return was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the MSCI World Index Net USD has replaced the S&P 500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P 500® Value Index is now the Fund’s secondary index. The Lipper Multi-Cap Value Classification Return is now the Fund’s tertiary benchmark.
[2]	The returns of the Lipper Multi-Cap Value Classification are presented in order to compare the performance of the Fund with the returns of an index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class Shares only and after-tax returns for the Investor Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term (three to five years). The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Sector Risk [Member]

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of May 31, 2024, 20.9%, 14.3% and 13.1% of the Fund’s net assets were invested in stocks within the financial sector, technology sector and energy sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies. The values of securities of companies in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | A D Rs Risk [Member]

ADRs Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Key Person Risk [Member]

Key Person Risk. Harris L. Kempner, Jr. is primarily responsible for the day-to-day management of the Fund’s portfolio. The loss of Mr. Kempner’s services (due to termination of employment, death, disability, or otherwise) could adversely affect the conduct of the Fund’s business and its prospects for the future. There can be no assurance that a suitable replacement for Mr. Kempner could be found.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Equity Risk [Member]

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility of equity securities, which is a principal risk of investing in the Fund.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Investment Style Risk [Member]

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues, or cash flow. If the Adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Management Style Risk [Member]

Management Style Risk. The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | R E I T Risk [Member]

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Small And Mid Capitalization Company Risk [Member]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter (“OTC”) or listed on an exchange.

Kempner Multi Cap Deep Value Fund [Member] | Kempner Multi-Cap Deep Value Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Wavelength Fund [Member] | Wavelength Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Wavelength Fund (the “Fund”) seeks total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wavelength Fund [Member] Wavelength Fund Wavelength Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wavelength Fund [Member] Wavelength Fund Wavelength Fund
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	1.63%
Fee Reductions and/or Expense Reimbursements	(0.38%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	1.25%
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	Wavelength Capital Management, LLC (the “Adviser”) has contractually agreed, under an expense limitation agreement (the “Expense Limitation Agreement”), until October 1, 2025 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Fund. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2025, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”) of the Ultimus Managers Trust (the “Trust”). The Expense Limitation Agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wavelength Fund [Member] | Wavelength Fund | Wavelength Fund | USD ($)	127	477	851	1,901

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund aims to achieve its investment objective by seeking to establish a balance of investment exposure across possible interest rate environments using global fixed income instruments, while buying and selling securities with a target of maintaining this balance amidst changing market and economic conditions. The Fund’s portfolio holdings will primarily include securities sold on United States (“U.S.”) exchanges, including government and inflation-linked bonds, (the latter of which are U.S. and foreign government bonds with a nominal return indexed to inflation), exchange-traded funds (“ETFs”), and derivative instruments (including futures contracts). Investments represented by the ETFs and derivative instruments that the Fund holds will include, from time to time, developed-market government bonds, developed-market inflation-linked government bonds, emerging market fixed-income securities (both U.S. Dollar-denominated and local currency-denominated), sovereign debt, municipal securities, collateralized debt, mortgage-backed securities, including collateralized mortgage obligations, corporate debt, senior loans, preferred securities, stock index futures, and convertible bonds. The Fund defines emerging market securities as those that provide exposure to companies that are domiciled in any country, or are issued by any country, where the economy is undergoing a developmental shift toward higher standards of living and modernization. Depending on market conditions, the Fund’s portfolio structure, and other factors considered by the Adviser, the Fund’s portfolio may at times consist primarily of ETFs or primarily of the individual securities noted above.

The Adviser does not target any particular average credit quality or average maturity for the Fund. The Fund may purchase (directly or indirectly) fixed-income securities of any credit quality, maturity or yield. The Adviser intends to limit the Fund’s investment (direct or indirect) in high yield securities (junk bonds) to not more than 50% of the Fund’s net assets.

The Adviser uses quantitative investment models for macroeconomic analysis, risk management, and portfolio construction purposes. To implement this investment process, and to facilitate efficiency and repeatability, the Adviser has automated many of the rules used in these areas. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate investments as needed for portfolio construction, and generate target portfolio holdings on behalf of the Fund.

In implementing the Fund’s investment strategy, the Adviser uses an “interest rate neutral” strategy, which means that the Adviser seeks to construct a portfolio with a “neutral” exposure to potential interest rate movements. Specifically, the Adviser targets the base interest rate in the U.S. economy, which is the federal funds rate, and seeks to achieve a neutral exposure to that rate. The Adviser believes that the macroeconomic conditions of growth and inflation are the two principal factors that influence the Federal Reserve’s decisions related to the federal funds rate. As such, the Adviser measures instruments’ statistical relationships with growth conditions and inflation conditions, and seeks to create a balance within the Fund’s portfolio of investment exposure between, on the one hand, instruments that the Adviser believes benefit when each such condition is rising, and, on the other hand, instruments that the Adviser believes benefit when each such condition is falling. Through this balance, the Adviser seeks to establish a portfolio that will likely be neutral (i.e., not materially affected) by movements in the U.S. interest rate environment. There is no assurance that the Adviser will be able to achieve a “neutral” exposure to potential interest rate environments within the portfolio.

The inputs the Adviser will use in targeting this balanced investment exposure include:

1.	Macroeconomic inputs related to economic growth (e.g., changes in gross domestic product and industrial production) and inflation (e.g., changes in the consumer price index). In this regard, the Adviser evaluates fundamental relationships between asset classes and macroeconomic conditions as experienced over the long-term.

2.	Quantitative inputs related to investment exposure (e.g., the standard deviation of investment returns and their maximum experienced losses over multiple timeframes). In this regard, the Adviser evaluates statistical measures of investment exposure for each market in which investments are made.

The Fund’s investment strategy is based on establishing a balance of investment exposure across possible interest rate environments using fixed-income instruments, and the Adviser will buy and sell securities with a target of maintaining this balance amidst changing market and economic conditions. The Fund may use ETFs as a means of implementing its strategy; and, when it does, the Fund’s returns from such ETFs are expected to be derived primarily from their total return. At times, a large portion of the Fund’s portfolio may be invested in ETFs.

The Fund will typically use derivative instruments, including but not limited to futures contracts, in seeking to achieve its investment objective, subject to applicable law and any other restriction described in this Prospectus or the Fund’s Statement of Additional Information (“SAI”). The term “derivative” instruments generally refer to instruments that have a value based on (“derived from”) the value of an underlying asset, reference rate, index or some other variable. Futures contracts are contractual agreements related to future financial obligations, and the futures that the Fund will hold will primarily be U.S. government bond futures. Synthetic leverage, including long and short exposures (but not borrowing of securities), may be created through futures transactions made by the Fund. The Fund’s use of derivative instruments can have the economic effect of financial leverage which increases the effect of price swings of an underlying asset. This can result in the potential for both greater gains and greater losses for the Fund than would be possible if the Fund did not use instruments with the economic effect of financial leverage. The percentage of the Fund’s assets invested in derivatives will fluctuate but collectively could represent economic exposure of 100% or more of the total assets of the Fund. While the use of derivative instruments is intended to reduce volatility, this can also cause the Fund’s net asset value (“NAV”) to be volatile, and there is no assurance that the use of derivative instruments will enable the Fund to achieve its investment objective. The rules and interpretations of the Investment Company Act of 1940, as amended (the “1940 Act”) impose certain limitations on the Fund’s ability to use leverage. The Fund also generally expects to lend its portfolio securities to seek to earn income.

At times, a significant portion of the Fund’s assets may also be held in cash or equivalent holdings that serve as collateral for other positions and earn income for the Fund. These cash or equivalent holdings may be held directly or indirectly and may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.

Over short-to-medium periods of time, the Adviser expects the Fund’s NAV to fluctuate and exhibit volatility due in part to the use of derivative instruments and their potential effect of financial leverage, in addition to the expected levels of fluctuation within financial markets. The volatility of the Fund’s NAV is measured by the annualized standard deviation of its return. While the Fund’s holdings are intended to reduce the effect of market volatility, the Adviser generally expects that the annualized volatility target for the Fund’s NAV will generally range between 5% and 15% of the Fund’s total return. Actual or realized volatility can and will differ from this target forecast range and may be higher or lower depending on market conditions.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-896-9292 or by visiting the Fund’s website at www.wavelengthfunds.com.

Calendar Year Returns*
[1]	The Fund’s year-to-date return through June 30, 2024 is 1.92%.

Quarterly Returns During This Time Period Highest 7.20% (quarter ended June 30, 2020) Lowest (6.82%) (quarter ended June 30, 2022)
Average Annual Total Returns - Wavelength Fund [Member] - Wavelength Fund		Label	1 Year	5 Years	10 Years
Wavelength Fund		Return Before Taxes	7.02%	3.40%	2.55%
Wavelength Fund | After Taxes on Distributions			5.01%	2.01%	1.37%
Wavelength Fund | After Taxes on Distributions and Sales			4.21%	2.11%	1.49%
Bloomberg US Aggregate Bond Index	[1]		5.53%	5.64%	19.64%
S&P U.S. Treasury Bill 0-3 Month Index (reflects no deduction for fees, expenses or taxes)	[1]		5.12%	1.88%	1.23%
[1]	Prior to June 13, 2024, the S&P U.S. Treasury Bill 0-3 Month Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the S&P U.S. Treasury Bill 0-3 Month Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P U.S. Treasury Bill 0-3 Month Index is now the Fund’s secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Wavelength Fund [Member] | Wavelength Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Wavelength Fund [Member] | Wavelength Fund | Convertible Securities Risk [Member]

Convertible Securities Risk. The Fund may buy securities convertible into common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Wavelength Fund [Member] | Wavelength Fund | Preferred Stock Risk [Member]

Preferred Stock Risk. Preferred stocks are subject to risks similar to debt securities, such as interest rate risk and credit risk, and are also subject to risks associated with equity securities, risk, which is the risk that stock prices will fall over short or extended periods of time in response to many factors, including general market and economic conditions, industry conditions, or the activities of the issuing company, among other factors. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Wavelength Fund [Member] | Wavelength Fund | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Wavelength Fund [Member] | Wavelength Fund | Management Style Risk [Member]

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Wavelength Fund [Member] | Wavelength Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in instruments tied to rising growth, i.e. convertible bonds, when the stock market is falling and the fixed-income market is rising.

Wavelength Fund [Member] | Wavelength Fund | Volatility Risk [Member]

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines, generally between 5% and 15% of the Fund’s total return, in value over short periods of time.

Wavelength Fund [Member] | Wavelength Fund | Inflation Risk [Member]
Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.
Wavelength Fund [Member] | Wavelength Fund | Interest Rate Risk [Member]

Interest Rate Risk. The price of a fixed-income security is dependent, in part, upon prevailing market interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed-income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed-income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed-income securities that are particularly sensitive to interest rate fluctuations, such as fixed-income securities with long-term maturities, zero coupon bonds, and debentures. This risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate after a period of historically low rates. A rise or potential rise in interest rates may cause the Fund to lose value and increase redemptions, which could cause the Adviser to liquidate portfolio securities at disadvantageous prices and times, resulting in losses to the Fund.

Wavelength Fund [Member] | Wavelength Fund | Issuer Credit Risk [Member]

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money. Changes in economic conditions or other circumstances may reduce the capacity of an issuer to make principal and interest payments on securities. The value of securities also may decline because of concerns about the issuer’s ability to make principal and interest payments.

Wavelength Fund [Member] | Wavelength Fund | Investment Model And Computer Software Risk [Member]

Investment Model and Computer Software Risk. The Adviser relies heavily on quantitative investment models to assist with security selection. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s NAV. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Wavelength Fund [Member] | Wavelength Fund | U S Government Securities Risk [Member]

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the U.S.

Wavelength Fund [Member] | Wavelength Fund | Treasury Inflation Protected Securities U S T I P S A And Inflation Linked Bonds Risk [Member]

Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Wavelength Fund [Member] | Wavelength Fund | Municipal Securities Risk [Member]

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency.

Wavelength Fund [Member] | Wavelength Fund | Investment Grade Securities Risk [Member]

Investment Grade Securities Risk. Investment grade fixed-income securities are assigned credit ratings by ratings agencies based on their assessment of the creditworthiness or risk of default of a bond issue. Ratings agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances affect the relevant bond issue. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such securities deteriorates.

Wavelength Fund [Member] | Wavelength Fund | High Yield Bond Junk Bond Risk [Member]

High Yield Bond (Junk Bond) Risk. Fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) and BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and unrated securities of similar credit quality are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed-income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed-income securities are considered below “investment grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed-income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Wavelength Fund [Member] | Wavelength Fund | Senior Loans Risk [Member]

Senior Loans Risk. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

Wavelength Fund [Member] | Wavelength Fund | Foreign Investing Risk [Member]

Foreign Investing Risk. The Fund may invest in securities issued by foreign governments or foreign corporations, directly or indirectly through ETFs or derivative transactions (e.g., foreign currency futures). The Fund may also invest in foreign securities that trade on U.S. exchanges or indirectly (i.e. through ETFs or other investment companies) in foreign securities that trade on foreign exchanges. Foreign securities markets can be volatile and securities prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Wavelength Fund [Member] | Wavelength Fund | Emerging Markets Risk [Member]

Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see above), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Wavelength Fund [Member] | Wavelength Fund | Sovereign Debt Risk [Member]

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is limited legal recourse for collecting sovereign debt that a government does not pay.

Wavelength Fund [Member] | Wavelength Fund | Mortgage Backed Securities Risk [Member]

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations to pay principal and interest.

Wavelength Fund [Member] | Wavelength Fund | Collateralized Debt Obligations Risk [Member]

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation. Collateralized debt obligations are generally subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. Prepayment risk refers to when borrowers pay off their debt obligations sooner than expected in times of declining interest rates, while extension risk refers to when borrowers pay off their debt obligations more slowly than expected in times of rising interest rates. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Wavelength Fund [Member] | Wavelength Fund | Collateralized Mortgage Obligations Risk [Member]

Collateralized Mortgage Obligations Risk. Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Wavelength Fund [Member] | Wavelength Fund | Stock Index Futures Risk [Member]

Stock Index Futures Risk. A stock index assigns relative values to the common stocks included in the applicable index and fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The primary risks associated with stock index futures investments are market risk, index tracking risk, credit risk of the exchange on which the futures are traded, and the possible inability to close a futures contract when desired.

Wavelength Fund [Member] | Wavelength Fund | Securities Lending Risk [Member]

Securities Lending Risk. The Fund lends its portfolio securities to seek to earn additional income. When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.

Wavelength Fund [Member] | Wavelength Fund | Money Market Mutual Funds [Member]

Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market mutual funds.

Wavelength Fund [Member] | Wavelength Fund | E T F And Other Investment Company Risk [Member]

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to additional risks, including:

Wavelength Fund [Member] | Wavelength Fund | Expenses [Member]

Expenses. When the Fund invests in ETFs and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, since you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Wavelength Fund [Member] | Wavelength Fund | Fund Of Funds Structure [Member]
Fund of Funds Structure. The use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.
Wavelength Fund [Member] | Wavelength Fund | Market Value Risk [Member]

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Wavelength Fund [Member] | Wavelength Fund | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of futures contracts creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Rule 18f-4 under the 1940 Act regulates a fund’s use of derivative investments and certain financing transactions. Among other conditions, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a fund’s net assets), it will not be subject to the full requirements of Rule 18f-4.

Wavelength Fund [Member] | Wavelength Fund | Futures Contract Risk [Member]

Futures Contract Risk. Transactions in derivative instruments (e.g., futures) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

●	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	losses caused by unanticipated market movement, which are potentially unlimited;

●	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that a counterparty will default in the performance of its obligations;

●	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

●	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

●	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Wavelength Fund [Member] | Wavelength Fund | Leverage Risk [Member]

Leverage Risk. Futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Wavelength Fund [Member] | Wavelength Fund | Liquidity Risk [Member]

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price. For example, if a fixed-income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. A reduction in dealer market-making capacity in the fixed-income markets also has the potential to decrease liquidity for fixed-income securities as a general matter. A potential rise in interest rates may result in periods of volatility and increased redemptions. Increases in redemptions may require the Adviser to liquidate portfolio securities at disadvantageous prices and times, which could reduce the Fund’s returns. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Wavelength Fund [Member] | Wavelength Fund | Political Risk [Member]

Political Risk. Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Wavelength Fund [Member] | Wavelength Fund | C F T C Regulation Risk [Member]

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Adviser, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. If the Adviser is unable to comply with the requirements of Rule 4.5, the Adviser may be required to modify the Fund’s investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Wavelength Fund [Member] | Wavelength Fund | Counterparty Credit Risk [Member]

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Wavelength Fund [Member] | Wavelength Fund | Maturity Risk [Member]

Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income security holdings. In general, but not in all cases, the longer the maturity of a fixed-income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Certain market conditions, such as inverted yield curves, may indicate that securities with longer maturities may result in lower yields. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in fixed-income securities with longer maturities. This risk may be heightened given the likelihood of increases in interest rates in the future.

Wavelength Fund [Member] | Wavelength Fund | Reinvestment Risk [Member]

Reinvestment Risk. As issuers pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.